Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term California Municipal Fund), Class A)	0 Months Ended
Nov. 28, 2012
(Oppenheimer Limited Term California Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2005	7.88%
Annual Return 2006	5.79%
Annual Return 2007	0.10%
Annual Return 2008	(12.69%)
Annual Return 2009	21.26%
Annual Return 2010	3.58%
Annual Return 2011	7.02%